Non-current assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
Non-current assets and liabilities held for sale and discontinued operations
Schedule of Non-current assets and liabilities held for sale and discontinued operations

	December 31, 2017	December 31, 2016
	Fertilizers	Fertilizers	Nacala	Shipping assets	Total
Assets
Accounts receivable	90	86	6	—	92
Inventories	460	387	2	—	389
Other current assets	110	107	114	—	221
Investments in associates and joint ventures	83	90	—	—	90
Property, plant and equipment and Intangible	2,149	2,694	4,064	357	7,115
Other non-current assets	695	679	3	—	682

Total assets	3,587	4,043	4,189	357	8,589

Liabilities
Suppliers and contractors	324	280	41	—	321
Other current liabilities	215	192	13	—	205
Other non-current liabilities	640	559	5	—	564

Total liabilities	1,179	1,031	59	—	1,090

Net non-current assets held for sale	2,408	3,012	4,130	357	7,499

Summary of the results for the years and the cash flows of discontinued operations of the Fertilizer segment

	Year ended December 31
	2017	2016	2015
Discontinued operations
Net operating revenue	1,746	1,875	2,225
Cost of goods sold and services rendered	(1,605)	(1,887)	(1,762)
Operating expenses	(141)	(130)	(206)
Impairment of non-current assets	(885)	(1,738)	(157)

Operating income (loss)	(885)	(1,880)	100
Financial Results, net	(28)	20	(147)
Equity results in associates and joint ventures	(2)	3	6

Loss before income taxes	(915)	(1,857)	(41)
Income taxes	102	630	(149)

Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10

Loss attributable to Vale’s stockholders	(806)	(1,229)	(200)

	Year ended December 31
	2017	2016	2015
Discontinued operations
Cash flow from operating activities
Loss before income taxes	(915)	(1,857)	(41)
Adjustments:
Equity results in associates and joint ventures	2	(3)	(6)
Depreciation, amortization and depletion	1	347	310
Impairment of non-current assets	885	1,738	157
Others	—	(20)	148
Increase (decrease) in assets and liabilities	114	(25)	(9)

Net cash provided by operating activities	87	180	559

Cash flow from investing activities
Additions to property, plant and equipment	(305)	(292)	(257)
Others	—	11	(89)

Net cash used in investing activities	(305)	(281)	(346)

Cash flow from financing activities
Loans and borrowings
Repayments	(34)	(17)	(73)

Net cash used in financing activities	(34)	(17)	(73)

Net cash provided (used) in discontinued operations	(252)	(118)	140